Intangible Assets (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets (Textual)
Amortization of intangible assets	$ 21,521	$ 36,906	$ 128,381	$ 127,316
Patents [Member]
Intangible Assets (Textual)
Finite-lived intangible asset, useful life			8 years	8 years
Website [Member]
Intangible Assets (Textual)
Finite-lived intangible asset, useful life			5 years	5 years